Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities (Details 2) (USD $)	0 Months Ended	9 Months Ended
	Feb. 20, 2014	Sep. 30, 2014
Transaction Agreement | DISH Investors
Other investment securities:
Percentage of economic interest in the Hughes Retail Group	80.00%
EchoStar and HSSC | Transaction Agreement
Other investment securities:
Number of owned satellites transferred and leased back	5
Obligations and interest payments transferred	59,000,000
Cash in exchange for shares of series of preferred tracking stock issued	11,000,000
Capital transaction	356,000,000
Capital transaction recorded in additional paid-in capital	51,000,000
EchoStar and HSSC | Investor Rights Agreement | DISH Investors
Other investment securities:
Tracking stock prohibited transfer period	1 year
EchoStar | Transaction Agreement
Other investment securities:
Obligations and interest payments transferred		44,540,000
Historical cost of tracking stock		316,204,000
Capital transaction recorded in additional paid-in capital		51,466,000
EchoStar | Transaction Agreement | DISH Investors
Other investment securities:
Preferred tracking stock issued by related party	6,290,499
Historical cost of tracking stock	229,000,000
HSSC | Transaction Agreement | DISH Investors
Other investment securities:
Preferred tracking stock issued by related party	81.128
Historical cost of tracking stock	87,000,000